Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Loss per Share
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Years Ended December 31,
	2021	2020
Numerator
Net Loss	$(294,387)	$(250,316)
Denominator
Weighted-average common shares used in computing basic and diluted net loss per share	8,011,660	6,261,247
Net loss per share, basic and diluted	$(36.74)	$(39.98)

Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Loss per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	Year Ended December 31, 2021		For the period from July 21, 2020 to December 31, 2020
	Class A	Class F	Class A	Class F
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(40,522,248)	$(10,791,535)	$—	$(39,918)
Denominator:
Weighted-average shares outstanding	42,410,959	11,294,521	—	11,500,000
Basic and diluted net income (loss) per share	$(0.96)	$(0.96)	$—	$—